Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ฿ in Thousands, ৳ in Thousands, دج in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, zł in Thousands, Tsh in Thousands, SFr in Thousands, Rp in Thousands, P in Thousands, K in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, in Thousands, in Thousands, in Thousands, ₩ in Millions
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2018 BWP (P)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 DZD (دج)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 MMK (K)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 RWF (FRw)	Dec. 31, 2018 TZS (Tsh)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 VND (₫)	Dec. 31, 2018 UZS ( )	Dec. 31, 2018 XDR ( )	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 XAF ( )	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 BWP (P)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 DZD (دج)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 MMK (K)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 RWF (FRw)	Dec. 31, 2017 TZS (Tsh)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 UZS ( )	Dec. 31, 2017 XDR ( )	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 BDT (৳)	Dec. 31, 2016 BWP (P)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 DZD (دج)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 MMK (K)	Dec. 31, 2016 PLN (zł)	Dec. 31, 2016 RWF (FRw)	Dec. 31, 2016 TZS (Tsh)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 VND (₫)	Dec. 31, 2016 UZS ( )	Dec. 31, 2016 XDR ( )
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 10,844,722																			₩ 10,387,651
Financial liabilities	₩ 15,334,068																			₩ 15,297,610
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		৳ 39,494	P 897	¥ 16,315	دج 618		Rp 64,240,286	€ 2	¥ 66,078	K 84	zł 26	FRw 857		$ 279,327	₫ 467,272	121,053	267	฿ 1,685	666		৳ 38,074	P 42	¥ 46,555	دج 47		Rp 14,886,393	€ 186	¥ 28,267	K 84	zł 338	FRw 3,346	Tsh 317,348	$ 236,476	₫ 311,649	136,787	306		৳ 69,473	P 15	¥ 15,262	دج 471	£ 1	$ 254	Rp 15,646,011	€ 40	¥ 80,555	K 2,750	zł 106,025	FRw 1,203	Tsh 29,987	$ 210,474	₫ 515,412	39,531	311
Financial liabilities				¥ 271		£ 256	Rp 41,510,330	€ 6	¥ 50,000,000				Tsh 2,876	$ 1,893,782			730	฿ 1,685					¥ 10		£ 74	Rp 710,162	€ 3,625	¥ 21,801,443					$ 1,908,831			738	SFr 12			¥ 381		£ 151		Rp 53,142,167	€ 2,571	¥ 21,802,051					$ 2,536,090			737